Cover	12 Months Ended
Mar. 31, 2025 shares
Document Information Line Items
Entity Registrant Name	Fuxing China Group Limited
Entity Central Index Key	0001954705
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--03-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Current Reporting Status	No
Document Period End Date	Mar. 31, 2025
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Entity Ex Transition Period	false
Entity Common Stock Shares Outstanding	17,205,438
Document Annual Report	true
Document Transition Report	false
Entity File Number	001-42667
Entity Incorporation State Country Code	D0
Entity Address Postal Zip Code	362241
Icfr Auditor Attestation Flag	false
Auditor Name	Onestop Assurance PAC
Auditor Location	Singapore
Auditor Firm Id	6732
Security 12b Title	American depositary shares, each representing 15 ordinary shares
Trading Symbol	FFFZ
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Entity Address Address Line 1	Hangbian Industry Area
Entity Address Address Line 2	Longhu Town
Entity Address Address Line 3	Jinjiang City
Entity Address City Or Town	Fujian Province
Entity Address Country	CN
Business Contact [Member]
Document Information Line Items
Contact Personnel Email Address	hmy@3fzipper.com
Contact Personnel Name	Pengyou Hong
Phone Fax Number Description	86-13559034651